SIGNIFICANT ACCOUNTING POLICIES, ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS: (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies Accounting Judgments Estimates And Assumptions
SCHEDULE OF DEPRECIATION RATES OF PROPERTY, PLANT AND EQUIPMENT
%
Computers	33
Machines and equipment	20
Furniture and office equipment	10
Leasehold improvements	8